OTHER ACCOUNTS PAYABLES (Schedule of Other Accounts Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other accounts payable [Abstract]
Employees and payroll accruals	$ 4,708	$ 4,735
Derivatives financial instruments	64	8
Accrued Expenses and Others	489	1,077
Other accounts payables	$ 5,261	$ 5,820